Income tax benefit (expense) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Tax Benefit Based On Canadian Tax Rates	$ 299,996	$ 273,517
[custom:IncomeTaxBenefitBasedOnCanadianTaxRatesPercentage]	25.00%	25.00%
Different Tax Rates On Foreign Subsidiaries	$ 18,572	$ (43,330)
[custom:DifferentTaxRatesOnForeignSubsidiariesPercentage]	3.00%	(4.00%)
Nondeductible Expenses	$ (26,279)	$ (110)
[custom:NondeductibleExpensesPercentage]	(4.00%)	0.00%
Change In Valuation Allowance And Other	$ (292,289)	$ (230,077)
[custom:ChangeInValuationAllowanceAndOtherPercentage]	(24.00%)	(21.00%)
Income Tax Examination, Interest Expense	$ (195,043)	$ 0
[custom:InterestOnIncomeTaxPercentage]	(2800.00%)	0.00%
[custom:IncomeTaxExpense]	$ (195,043)	$ 0
[custom:IncomeTaxExpensePercentage]	(28.00%)	0.00%
Total amount of gross unrecognized tax benefits at beginning of year	$ 16,046,894
Addition for tax positions of prior years			16,046,894
Total amount of gross unrecognized tax benefits at end of period	16,046,894		16,046,894
Deferred income tax assets
Net operating loss carry forwards	42,654,043		43,223,586
Property, Plant and Equipment	(3,089)		(3,410)
Other	1,651,110		1,615,179
Total deferred income tax asset	44,302,064		44,835,355
Valuation allowance	(43,869,529)		(44,598,283)
Deferred income tax assets net of valuation allowance	432,535		237,072
Deferred income tax liabilities
Other	(432,535)		(237,072)
Net deferred income tax asset
Canadian Tax Loss Carryforward Expiring 2026	1,930,082
Canadian Tax Loss Carryforward Expiring 2027	3,581,981
Canadian Tax Loss Carryforward Expiring 2028	13,652,878
Canadian Tax Loss Carryforward Expiring 2029	12,938,934
Canadian Tax Loss Carryforward Expiring 2030	15,985,333
Canadian Tax Loss Carryforward Expiring 2031	17,899,872
Canadian Tax Loss Carryforward Expiring 2032	5,193,512
Canadian Tax Loss Carryforward Expiring 2033	7,550,298
Canadian Tax Loss Carryforward Expiring 2034	8,748,164
Canadian Tax Loss Carryforward Expiring 2035	12,487,359
Canadian Tax Loss Carryforward Expiring 2036	14,846,156
Canadian Tax Loss Carryforward Expiring 2037	11,196,038
Canadian Tax Loss Carryforward Expiring 2038	1,071,430
Canadian Tax Loss Carryforward Expiring 2039	2,792,453
Canadian Tax Loss Carryforward Expiring 2040	4,150,861
[custom:CanadianTaxLossCarryforwardExpiring2041-0]	15,025,635
[custom:CanadianTaxLossCarryforwardExpiring2042-0]	3,955,665
[custom:CanadianTaxLossCarryforwardExpiring2043-0]	10,691,190
[custom:CanadianTaxLossCarryforwardExpiring2044-0]	1,883,734
[custom:UsTaxLossCarryforward-0]	5,993,568
Total Us Tax Loss Carryforward	5,993,568
Total Canadian Tax Loss Carryforward	$ 165,581,575